Other assets (Tables)	12 Months Ended
Mar. 31, 2019
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2018		2019		2019
	(In millions)
Security deposits for leased property	Rs.	5,004.1	Rs.	5,112.9	US$	73.9
Sundry accounts receivable		23,216.1		49,465.6		715.2
Advance income tax (net of current tax expense)		17,988.3		18,785.7		271.6
Advances		5,510.2		4,213.1		60.9
Prepaid expenses		897.0		1,356.7		19.6
Deposits/Margins paid		5,815.1		8,319.8		120.3
Derivatives (refer to note 24)		50,836.3		132,524.1		1,916.2
Term placements		139,875.9		115,428.4		1,669.0
Others*		49,565.5		60,526.7		875.4

Total	Rs.	298,708.5	Rs.	395,733.0	US$	5,722.1

*

Effective April 1, 2018, the Bank adopted ASU 2016-01(See note 2(w)(ii) to the Consolidated Financial Statements for additional details). The equity securities that were previously reported as AFS securities were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. Others include equity securities with carrying value amounting to Rs. 1,267.7 million and Rs. 11,483.4 million as at March 31, 2018 and March 31, 2019, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 708.4 million and Rs. 459.4 million as at March 31, 2018 and March 31, 2019, respectively. Unrealised gain recognized in non-interestrevenue–other, net Rs 6,717.5 million for the fiscal year ended March 31, 2019.